Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)	$ 233	$ 1,917
Derivative financial instrument (non-current asset)	10,137	14,729
Derivative financial instrument (current liability)	3,947	264
Level 1 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)	22	374
Derivative financial instrument (current liability)	26
Level 2 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)	211	1,543
Derivative financial instrument (non-current asset)	10,137	14,729
Derivative financial instrument (current liability)	3,921	264
Derivative financial instrument (non-current liability)	$ 1,769	$ 6,403